Warrant Derivative - Reconciliation of Change in Fair Value of Warrant Derivative (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Number of Warrants Outstanding
Balance at beginning of period (in shares)	64,035	64,035
Balance at end of period (in shares)	7,731,085	64,035	64,035
Fair Value of Warrant Derivative
Balance at beginning of period	$ 79	$ 56
Issued pursuant to public offering		13,338	$ 34,168
Discount on warrants issued	(1,822)
Change in fair value	5,285	(20)	17
Foreign exchange impact	(6)	19
Balance at end of period	$ 200	79	$ 56
Warrants
Number of Warrants Outstanding
Issued pursuant to public offering (in shares)	7,667,050
Fair Value of Warrant Derivative
Issued pursuant to public offering	$ 7,360
Discount on warrants issued	(1,822)
Amortization of discount on warrants issued	146
Change in fair value	(5,431)	20
Foreign exchange impact	$ (132)	$ 3